Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 18, 2026
Entity Registrant Name	LYNTRIS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-43450
Entity Tax Identification Number	42-1904710
Entity Address Address Line 1	3130 Fairview Park Dr.
Entity Address Address Line 2	Suite 230
Entity Address City Or Town	Falls Church
Entity Address State Or Province	VA
Entity Address Postal Zip Code	22042
City Area Code	571
Local Phone Number	463-5550
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 Par Value
Trading Symbol	LYNX
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002132582
Amendment Flag	false